Summary of Interest Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
NOW and money market accounts		$ 523	$ 575	$ 504
Savings accounts	[1]	70	79	75
Certificates of deposit	[2]	5,010	4,740	4,633
Total interest expense		$ 5,603	$ 5,394	$ 5,212

[1]	(1) Includes interest expense on mortgagors' and investors' escrow accounts.
[2]	(2) Includes interest expense on brokered deposits.